Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

August 4, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Tidal ETF Trust (the “Trust”) File Nos. 333-227298, 811-23377

To the Commission:

Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of the Gotham Short Strategies Fund (the “Target Fund”), a series of FundVantage Trust, into the Gotham Short Strategies ETF (the “Acquiring Fund”), a series of the Trust (together, the “Reorganization”).

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning this filing, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Very truly yours,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC